Commitments and Contingencies (Details) - Dec. 31, 2019 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Statement Line Items [Line Items]
Short-term lease commitments	$ 93
U.S. $ [Member]
Statement Line Items [Line Items]
Bond Commitment fee amount		$ 300